UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Berwyn Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 85.6%
	BASIC MATERIALS – 9.0%
51,112	Deltic Timber Corp.	$3,461,816
162,464	KMG Chemicals, Inc.	4,602,605
235,303	Stillwater Mining Co.*	3,143,648
		11,208,069
	COMMUNICATIONS – 3.3%
614,591	Vonage Holdings Corp.*	4,062,446

	CONSUMER, CYCLICAL – 16.3%
231,578	Callaway Golf Co.	2,688,621
421,070	China Automotive Systems, Inc.*	1,747,440
758,919	Christopher & Banks Corp.*	1,100,433
259,200	Crocs, Inc.*	2,151,360
152,000	Express, Inc.*	1,792,080
120,843	Hooker Furniture Corp.	2,959,445
98,296	Knoll, Inc.	2,246,064
373,686	Spartan Motors, Inc.	3,579,912
81,957	Winnebago Industries, Inc.	1,931,726
		20,197,081
	CONSUMER, NON-CYCLICAL – 10.8%
303,632	ACCO Brands Corp.*	2,927,012
112,215	Ennis, Inc.	1,890,823
269,934	Landec Corp.*	3,619,815
184,465	Navigant Consulting, Inc.*	3,729,882
117,788	RPX Corp.*	1,259,154
		13,426,686
	ENERGY – 7.7%
575,762	Hallador Energy Co.	4,537,005
499,517	McDermott International, Inc.*1	2,502,580
340,850	Newpark Resources, Inc.*	2,508,656
		9,548,241
	FINANCIAL – 7.4%
168,408	Dime Community Bancshares, Inc.	2,822,518
42,000	Flagstar Bancorp, Inc.*	1,165,500
497,058	Hallmark Financial Services, Inc.*	5,114,727
		9,102,745
	HEALTH CARE – 2.0%
119,715	Myriad Genetics, Inc.*	2,463,735

Berwyn Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 9.7%
784,689	Diana Shipping, Inc.*1	$2,055,885
77,202	Encore Wire Corp.	2,838,718
32,669	FreightCar America, Inc.	469,780
181,018	Graham Corp.	3,457,444
65,275	Granite Construction, Inc.	3,246,778
		12,068,605
	REIT – 4.4%
453,000	Ashford Hospitality Trust, Inc. - REIT	2,668,170
377,409	Cedar Realty Trust, Inc. - REIT	2,717,345
		5,385,515
	TECHNOLOGY – 15.0%
42,537	Advanced Energy Industries, Inc.*	2,012,851
134,477	Mercury Systems, Inc.*	3,304,100
68,189	Methode Electronics, Inc.	2,384,569
63,800	Plexus Corp.*	2,984,564
207,191	Rudolph Technologies, Inc.*	3,675,568
80,211	ScanSource, Inc.*	2,927,701
135,725	Unisys Corp.*	1,321,962
		18,611,315
	TOTAL COMMON STOCKS (Cost $100,460,530)	106,074,438

	SHORT-TERM INVESTMENTS – 14.5%
17,966,383	Fidelity Institutional Government Portfolio, 0.26%[2]	17,966,383

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,966,383)	17,966,383

	TOTAL INVESTMENTS – 100.1% (Cost $118,426,913)	124,040,821
	Liabilities in Excess of Other Assets – (0.1)%	(94,109)

	TOTAL NET ASSETS – 100.0%	$123,946,712

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Berwyn Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 21.6%
	BASIC MATERIALS – 0.8%
518,000	Alcoa, Inc.	$5,252,520
130,936	Gold Resource Corp.	971,545
233,000	Rio Tinto PLC – ADR	7,782,200
		14,006,265
	COMMUNICATIONS – 2.5%
2,723,000	Nokia OYJ - ADR	15,766,170
1,181,176	PC-Tel, Inc.[1]	6,248,421
327,000	Scripps Networks Interactive, Inc. - Class A	20,761,230
		42,775,821
	CONSUMER, CYCLICAL – 4.6%
70,000	Carnival Corp.[2]	3,417,400
645,000	GameStop Corp. - Class A	17,795,550
238,000	Mattel, Inc.	7,206,640
913,000	Nintendo Co., Ltd. - ADR	30,110,740
330,000	Sony Corp. - ADR	10,959,300
347,000	Superior Industries International, Inc.	10,118,520
		79,608,150
	CONSUMER, NON-CYCLICAL – 1.1%
958,000	Carlsberg A/S - ADR	18,422,340

	FINANCIAL – 0.7%
760,000	Bank of America Corp.	11,894,000

	HEALTH CARE – 2.0%
493,848	CryoLife, Inc.	8,676,909
439,000	GlaxoSmithKline PLC - ADR	18,934,070
83,000	Quest Diagnostics, Inc.	7,024,290
		34,635,269
	INDUSTRIAL – 5.0%
605,000	CTS Corp.	11,253,000
733,000	Koninklijke Philips N.V.[2]	21,689,470
386,338	Landauer, Inc.	17,184,314
1,271,225	LSI Industries, Inc.[1]	14,275,857
1,207,000	Pitney Bowes, Inc.	21,919,120
		86,321,761
	REIT – 0.2%
152,000	Mack-Cali Realty Corp. - REIT	4,137,440

	TECHNOLOGY – 3.8%
500,000	Brocade Communications Systems, Inc.	4,615,000
745,000	Corning, Inc.	17,619,250
641,000	FLIR Systems, Inc.	20,140,220

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
637,000	Tessera Technologies, Inc.	$24,486,280
		66,860,750
	UTILITIES – 0.9%
465,000	FirstEnergy Corp.	15,382,200

	TOTAL COMMON STOCKS (Cost $320,812,908)	374,043,996

Principal Amount

	CORPORATE BONDS – 58.5%
	BASIC MATERIALS – 1.9%
$1,910,000	Aceto Corp. 2.000%, 11/1/2020[3,4]	1,741,681
9,379,000	Alcoa, Inc. 5.550%, 2/1/2017	9,497,082
2,349,000	Commercial Metals Co. 6.500%, 7/15/2017	2,431,215
19,827,000	Eastman Chemical Co. 2.400%, 6/1/2017	19,968,704
		33,638,682
	COMMUNICATIONS – 12.1%
2,840,000	CalAmp Corp. 1.625%, 5/15/2020[3]	2,627,000
51,520,000	Ciena Corp. 0.875%, 6/15/2017[3]	51,230,200
11,040,000	Interpublic Group of Cos., Inc. 2.250%, 11/15/2017	11,087,638
23,301,000	Nokia OYJ 6.625%, 5/15/2039[2]	25,281,585
32,489,000	Scripps Networks Interactive, Inc. 2.700%, 12/15/2016	32,565,641
43,122,000	Symantec Corp. 2.750%, 6/15/2017[5]	43,394,014
	Viacom, Inc.
28,055,000	2.500%, 12/15/2016	28,123,398
15,627,000	3.500%, 4/1/2017	15,766,674
		210,076,150
	CONSUMER, CYCLICAL – 11.7%
11,274,000	Allegiant Travel Co. 5.500%, 7/15/2019	11,668,590
20,430,000	Bed Bath & Beyond, Inc. 5.165%, 8/1/2044[5]	19,753,808

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$8,538,000	Brunswick Corp. 4.625%, 5/15/2021[4,5]	$8,772,795
22,218,000	Carnival Corp. 1.875%, 12/15/2017[2]	22,392,900
22,445,000	Costco Wholesale Corp. 1.125%, 12/15/2017	22,490,788
7,041,000	DR Horton, Inc. 4.750%, 5/15/2017	7,173,019
2,630,000	Hasbro, Inc. 6.300%, 9/15/2017	2,750,117
3,511,000	JC Penney Corp., Inc. 5.750%, 2/15/2018	3,633,885
2,275,000	Lowe's Cos., Inc. 1.625%, 4/15/2017[5]	2,281,220
4,118,000	Mattel, Inc. 2.500%, 11/1/2016	4,121,937
4,835,000	New York Times Co. 6.625%, 12/15/2016	4,872,727
27,194,000	Newell Brands, Inc. 2.050%, 12/1/2017	27,383,461
4,722,000	Starbucks Corp. 0.875%, 12/5/2016	4,721,126
30,932,000	TiVo, Inc. 2.000%, 10/1/2021[3]	30,854,670
6,812,000	Whirlpool Corp. 1.350%, 3/1/2017	6,816,019
	Wyndham Worldwide Corp.
19,023,000	2.950%, 3/1/2017[5]	19,109,935
3,057,000	2.500%, 3/1/2018[5]	3,088,967
		201,885,964
	CONSUMER, NON-CYCLICAL – 11.3%
4,805,000	ACCO Brands Corp. 6.750%, 4/30/2020[5]	5,069,275
	Amgen, Inc.
24,262,000	2.500%, 11/15/2016	24,297,398
7,666,000	2.125%, 5/15/2017	7,710,470
12,797,000	1.250%, 5/22/2017	12,801,351
34,618,000	AstraZeneca PLC 5.900%, 9/15/2017[2]	36,126,341
2,453,000	Celgene Corp. 1.900%, 8/15/2017	2,466,197
3,775,000	Clorox Co. 5.950%, 10/15/2017	3,960,058

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$9,903,000	Constellation Brands, Inc. 7.250%, 5/15/2017	$10,237,226
1,515,000	Equifax, Inc. 6.300%, 7/1/2017	1,565,016
18,713,000	Express Scripts Holding Co. 1.250%, 6/2/2017	18,718,296
	General Mills, Inc.
4,790,000	1.400%, 10/20/2017	4,801,300
4,021,000	4.150%, 2/15/2043[5]	4,352,334
11,760,000	Halyard Health, Inc. 6.250%, 10/15/2022[5]	12,024,600
15,196,000	HealthSouth Corp. 5.750%, 11/1/2024[5]	15,737,282
2,240,000	Hershey Co. 1.500%, 11/1/2016	2,240,959
4,793,000	Kellogg Co. 1.750%, 5/17/2017	4,814,195
8,330,000	Laboratory Corp. of America Holdings 2.200%, 8/23/2017	8,384,828
	McKesson Corp.
9,330,000	5.700%, 3/1/2017	9,507,643
9,480,000	1.292%, 3/10/2017	9,487,499
1,425,000	Zimmer Biomet Holdings, Inc. 1.450%, 4/1/2017	1,425,715
		195,727,983
	ENERGY – 2.5%
2,293,000	Murphy Oil Corp. 3.500%, 12/1/2017	2,332,779
13,069,000	Pioneer Natural Resources Co. 6.650%, 3/15/2017	13,368,280
15,772,000	SEACOR Holdings, Inc. 2.500%, 12/15/2027[3,5]	15,831,145
11,823,000	Tesoro Corp. 4.250%, 10/1/2017[5]	12,059,460
		43,591,664
	FINANCIAL – 1.2%
	Spirit Realty Capital, Inc.
9,715,000	2.875%, 5/15/2019[3]	10,729,003
8,130,000	3.750%, 5/15/2021[3]	9,227,550
		19,956,553

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL – 6.0%
$13,925,000	Amphenol Corp. 1.550%, 9/15/2017	$13,944,398
10,070,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/2022[3]	9,761,606
2,267,000	Chart Industries, Inc. 2.000%, 8/1/2018[3]	2,227,327
17,073,000	Corning, Inc. 1.450%, 11/15/2017	17,064,310
2,705,000	CSX Corp. 5.600%, 5/1/2017	2,771,800
	L-3 Communications Corp.
2,697,000	3.950%, 11/15/2016	2,705,800
44,465,000	1.500%, 5/28/2017	44,498,527
10,398,000	Tech Data Corp. 3.750%, 9/21/2017	10,584,353
		103,558,121
	TECHNOLOGY – 11.8%
24,124,000	Altera Corp. 1.750%, 5/15/2017	24,245,344
32,781,000	Apple, Inc. 3.850%, 5/4/2043	33,501,854
36,456,000	Brocade Communications Systems, Inc. 4.625%, 1/15/2023[5]	36,045,870
18,574,000	Dun & Bradstreet Corp. 3.250%, 12/1/2017	18,876,199
	NetApp, Inc.
23,073,000	2.000%, 12/15/2017	23,123,714
17,795,000	3.250%, 12/15/2022[5]	18,218,076
33,550,000	Nuance Communications, Inc. 2.750%, 11/1/2031[3,5]	33,738,719
15,529,000	Unisys Corp. 6.250%, 8/15/2017	15,878,403
		203,628,179
	TOTAL CORPORATE BONDS (Cost $992,638,690)	1,012,063,296

Number of Shares

PREFERRED STOCKS – 3.0%
BASIC MATERIALS – 0.2%
125,583	Alcoa, Inc. 5.375%, 10/1/2017[3]	4,105,308

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY – 0.5%
184,139	Chesapeake Energy Corp. 5.000%, N/A3, 6	$8,286,255

	FINANCIAL – 1.5%
673,342	FelCor Lodging Trust, Inc. 1.950%, N/A3, 6	16,840,283
188,585	New York Community Capital Trust V 6.000%, 11/1/2051[3]	9,448,109
		26,288,392
	INDUSTRIAL – 0.8%
503,084	Pitney Bowes, Inc. 6.700%, 3/7/2043[5]	13,402,158

	TOTAL PREFERRED STOCKS (Cost $57,577,486)	52,082,113

	SHORT-TERM INVESTMENTS – 17.6%
304,287,241	Fidelity Institutional Government Portfolio, 0.26%[7]	304,287,241

	TOTAL SHORT-TERM INVESTMENTS (Cost $304,287,241)	304,287,241

	TOTAL INVESTMENTS – 100.7% (Cost $1,675,316,325)	1,742,476,646
	Liabilities in Excess of Other Assets – (0.7)%	(12,117,569)

	TOTAL NET ASSETS – 100.0%	$1,730,359,077

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Affiliated company.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Convertible security.
[4]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,514,476.

[5]	Callable.
[6]	Perpetual security. Maturity date is not applicable.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Berwyn Cornerstone Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.1%
	BASIC MATERIALS – 11.4%
57,650	Alcoa, Inc.	$584,571
85,000	Cliffs Natural Resources, Inc.*	497,250
21,000	Mosaic Co.	513,660
12,000	Nucor Corp.	593,400
		2,188,881
	CONSUMER, CYCLICAL – 16.0%
12,000	Carnival Corp.[1]	585,840
19,115	GameStop Corp. - Class A	527,383
19,600	General Motors Co.	622,692
30,000	PulteGroup, Inc.	601,200
22,000	Sony Corp. - ADR[1]	730,620
		3,067,735
	CONSUMER, NON-CYCLICAL – 2.9%
9,500	Bunge Ltd.[1]	562,685

	ENERGY – 12.5%
5,550	Chevron Corp.	571,206
15,000	Devon Energy Corp.	661,650
27,000	PBF Energy, Inc. - Class A	611,280
20,500	Suncor Energy, Inc.[1]	569,490
		2,413,626
	FINANCIAL – 12.4%
20,800	Assured Guaranty Ltd.[1]	577,200
9,400	JPMorgan Chase & Co.	625,946
17,250	Unum Group	609,097
12,858	Wells Fargo & Co.	569,352
		2,381,595
	HEALTH CARE – 3.1%
14,000	GlaxoSmithKline PLC - ADR	603,820

	INDUSTRIAL – 7.5%
3,000	Canadian Pacific Railway Ltd.[1]	458,100
8,000	Jacobs Engineering Group, Inc.*	413,760
31,000	Pitney Bowes, Inc.	562,960
		1,434,820
	TECHNOLOGY – 26.7%
33,500	ADTRAN, Inc.	641,190
75,000	BlackBerry Ltd.*1	598,500
66,000	Brocade Communications Systems, Inc.	609,180
15,000	CA, Inc.	496,200
28,625	Corning, Inc.	676,981

Berwyn Cornerstone Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
18,625	FLIR Systems, Inc.	$585,198
16,500	Intel Corp.	622,875
8,000	Seagate Technology PLC[1]	308,400
24,000	Symantec Corp.	602,400
		5,140,924
	UTILITIES – 4.6%
3,000	Exelon Corp.	99,870
17,335	FirstEnergy Corp.	573,442
6,000	PPL Corp.	207,420
		880,732
	TOTAL COMMON STOCKS (Cost $16,891,845)	18,674,818

	SHORT-TERM INVESTMENTS – 2.9%
557,545	Fidelity Institutional Government Portfolio, 0.26%[2]	557,545

	TOTAL SHORT-TERM INVESTMENTS (Cost $557,545)	557,545

	TOTAL INVESTMENTS – 100.0% (Cost $17,449,390)	19,232,363
	Liabilities in Excess of Other Assets – 0.0%	(5,680)

	TOTAL NET ASSETS – 100.0%	$19,226,683

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Berwyn Funds
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
Berwyn Fund (the ‘‘Berwyn Fund’’), Berwyn Income Fund (the ‘‘ Berwyn Income Fund’’) and Berwyn Cornerstone Fund (the “Berwyn Cornerstone Fund”) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Berwyn Fund and the Berwyn Cornerstone Fund are non-diversified funds. The Berwyn Income Fund is a diversified fund.

The Berwyn Fund’s primary investment objective is to seek long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 4, 1984.

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Berwyn Cornerstone Fund’s primary investment objective is to achieve long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 1, 2002.

On April 29, 2016, the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively, each a series of The Berwyn Funds (each, a “Predecessor Fund” and collectively the “Predecessor Funds”). Shareholders received equivalent shares of each corresponding Successor Fund. Each Fund adopted the prior performance and financial history of its respective Predecessor Fund. As a result of the reorganization, each Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Funds are included in these financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Berwyn Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Cost of investments	$118,853,047	$1,676,626,089	$17,459,968

Gross unrealized appreciation	$22,228,865	$88,318,251	$2,745,245
Gross unrealized depreciation	(17,041,091)	(22,467,694)	(972,850)
Net unrealized appreciation on investments	$5,187,774	$65,850,557	$1,772,395

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Berwyn Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Funds’ assets carried at fair value:

Berwyn Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$106,074,438	$-	$-	$106,074,438
Short-Term Investments	17,966,383	-	-	17,966,383
Total Investments	$124,040,821	$-	$-	$124,040,821

Berwyn Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$374,043,996	$-	$-	$374,043,996
Corporate Bonds[2]	-	1,012,063,296	-	1,012,063,296
Preferred Stocks[1]	52,082,113	-	-	52,082,113
Short-Term Investments	304,287,241	-	-	304,287,241
Total Investments	$730,413,350	$1,012,063,296	$-	$1,742,476,646

Berwyn Cornerstone Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$18,674,818	$-	$-	$18,674,818
Short-Term Investments	557,545	-	-	557,545
Total Investments	$19,232,363	$-	$-	$19,232,363

[1]
All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Schedule of Investments.

[2]	All corporate bonds held in the Berwyn Income Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2016